UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2030 FUND
SEPTEMBER 30, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
SHORT-TERM INVESTMENT — 96.5%
	Shares	Value
SEI Daily Income Trust Government Fund, 0.020% (A)*
(Cost $4,988,498)	4,988,498	$4,988,498

TOTAL INVESTMENTS — 96.5%
(Cost $4,988,498)		$4,988,498

A summary of the open futures contracts held by the Fund at September 30, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	40	Dec-2014	$(34,938)
U.S. 5-Year Treasury Note	2	Dec-2014	(1,159)
U.S. Long Treasury Bond	2	Dec-2014	(4,878)

			$(40,975)

For the period ended September 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,169,880.
(A)	Rate shown is the 7-day effective yield as of September 30, 2014.

S&P — Standard & Poor’s

†	At September 30, 2014, the tax basis cost of the Fund’s investments was $4,988,498, and the unrealized appreciation and depreciation were $(0) and $(0) respectively.

* The Fund’s investment in the SEI Daily Income Trust Government Fund represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Government Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2030 FUND
SEPTEMBER 30, 2014
(Unaudited)

The following is a list of the inputs used as of September 30, 2014 in valuing the Fund’s investments and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$4,988,498	$—	$—	$4,988,498

Total Investments in Securities	$4,988,498	$—	$—	$4,988,498

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(40,975)	$—	$—	$(40,975)

Total Other Financial Instruments	$(40,975)	$—	$—	$(40,975)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended September 30, 2014 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2014, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.

CFM-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2040 FUND
SEPTEMBER 30, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
SHORT-TERM INVESTMENT — 96.5%
	Shares	Value
SEI Daily Income Trust Government Fund, 0.020% (A)*
(Cost $4,990,288)	4,990,288	$4,990,288

TOTAL INVESTMENTS — 96.5%
(Cost $4,990,288)		$4,990,288

A summary of the open futures contracts held by the Fund at September 30, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	40	Dec-2014	$(34,938)
U.S. 5-Year Treasury Note	2	Dec-2014	(1,159)
U.S. Long Treasury Bond	2	Dec-2014	(4,878)

			$(40,975)

For the period ended September 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,170,442.
(A)	Rate shown is the 7-day effective yield as of September 30, 2014.

S&P — Standard & Poor’s

†	At September 30, 2014, the tax basis cost of the Fund’s investments was $4,990,288, and the unrealized appreciation and depreciation were $(0) and $(0) respectively.

* The Fund’s investment in the SEI Daily Income Trust Government Fund represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Government Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2040 FUND
SEPTEMBER 30, 2014
(Unaudited)

The following is a list of the inputs used as of September 30, 2014 in valuing the Fund’s investments and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$4,990,288	$—	$—	$4,990,288

Total Investments in Securities	$4,990,288	$—	$—	$4,990,288

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(40,975)	$—	$—	$(40,975)

Total Other Financial Instruments	$(40,975)	$—	$—	$(40,975)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended September 30, 2014 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2014, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.

CFM-QH-002-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By	/s/ Michael Beattie
Michael Beattie
President

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: November 28, 2014

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: November 28, 2014